Operating Lease (Tables)	9 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of future minimum annual commitments under this operating lease
Fiscal Year Ending June 30	Amount
2019	$19,617
2020	$95,304
2021	$95,304
2022	$79,420
$289,645